Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment
Depreciation	$ 47,000	$ 65,000	$ 214,000	$ 346,000
Property and Equipment
Total property and equipment	1,590,282		1,454,865	1,297,865
Less: accumulated depreciation	(1,206,436)		(1,158,940)	(944,445)
Net property and equipment	383,846		295,925	353,420
Computer equipment
Property and Equipment
Total property and equipment	216,486		216,486	208,593
Data center equipment
Property and Equipment
Total property and equipment	654,150		444,906	405,057
Purchased software
Property and Equipment
Total property and equipment	570,860		651,016	570,860
Furniture and fixtures
Property and Equipment
Total property and equipment	84,433		84,433	59,890
Leasehold improvements
Property and Equipment
Total property and equipment	$ 64,353		$ 58,024	$ 53,465